WESMARK FUNDS

WesMark Small Company Growth Fund (WMKSX)

WesMark Growth Fund (WMKGX)

WesMark Balanced Fund (WMBLX)

WesMark Government Bond Fund (WMBDX)

WesMark West Virginia Municipal Bond Fund (WMKMX)

SUPPLEMENT DATED FEBRUARY 2, 2011 TO THE STATEMENT OF ADDITIONAL INFORMATIONDATED FEBRUARY 24, 2010

On January 21, 2011, the shareholders of the WesMark Funds (the “Trust”) elected Mr. Mark M. Gleason to the Board of Trustees of the Trust.  Mr. Gleason’s biographical information is listed below and supplements the disclosure under the heading “INDEPENDENT TRUSTEES BACKGROUND AND COMPENSATION” beginning on page 30 of the Statement of Additional Information.

INDEPENDENT TRUSTEES BACKGROUND AND COMPENSATION

Name Age Address Date Service Began	Principal Occupations in Past Five Years, Other Directorships Held and Previous Positions	Aggregate Compensation from the Trust (past fiscal year)**
Mark M. Gleason Age: 60 WesMark Funds Attn: Secretary One Bank Plaza Wheeling, WV 26003 TRUSTEE Began serving: January 2011

Principal Occupation:  Managing Director, Gleason & Associates (Certified Public Accounting and Consulting Firm).

Other Directorships:  Trustee, Various Asbestos Trusts (Investment of Assets and Claim Payment).

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